Income Taxes - Summary of Components of Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current tax expense:
Federal income									$ 2,863	$ 3,226	$ 3,176
State income									574	612	676
Total current income tax expense									3,437	3,838	3,852
Deferred tax (benefit) expense:
Federal income									(703)	183	(342)
State income									(192)	43	(91)
Total deferred income tax (benefit) expense									(895)	226	(433)
Total Income Tax Expense	$ 376	$ 549	$ 772	$ 845	$ 1,520	$ 948	$ 744	$ 852	$ 2,542	$ 4,064	$ 3,419